Credit Facilities - Short term loans banks (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Line of Credit Facility [Line Items]
Security deposit		$ 109,221
Total current loans from third parties		3,075,249	$ 4,907,512
Short-term loans - banks		$ 4,514,380	4,530,011
Zeshu Dai
Line of Credit Facility [Line Items]
Stock right (as a percent)	6.25%	6.25%
GA Yongpeng
Line of Credit Facility [Line Items]
Properties pledged as collateral	¥ 36,626,600	$ 5,300,000
Stock Pledged AS Collateral	¥ 1,250,000	$ 200,000
Shanghai Pudong Development ("SPD") Bank Chongqing Nanbing Road Branch
Line of Credit Facility [Line Items]
Weighted average interest rate	6.09%	6.09%
Short-term loans - banks		$ 1,456,187	1,510,004
Chongqing Rural Commercial Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	6.74%	6.74%
Short-term loans - banks		$ 2,694,122	3,020,007
Chongqing Beibei Chouzhou Bank Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	6.96%	6.96%
Short-term loans - banks		$ 364,071	$ 0